INCOME TAXES - Components of Income Tax Expense from Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Current provision:
Federal	$ 0	$ 0
State	574	(124)
Foreign	1,033	3,283
Current provision	1,607	3,159
Deferred provision:
Federal	6,102	6,928
State	1,032	4,917
Foreign	96	661
Deferred provision	7,230	12,506
Total tax provision	$ 8,837	$ 15,665